Segment Information (Reportable Segments) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2015 CAD ($)
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 5,765.0		$ 5,506.0
OM&G	1,369.0		1,419.0
Depreciation and amortization	902.0		881.0
Income (loss) from equity investments and subsidiaries	143.0		149.0
AFUDC - debt and equity	92.0		68.0
Interest expense, net	611.0		679.0
Internally allocated interest	0.0		0.0
Impairment charges	0.0		(25.0)
Income tax expense (recovery)	(6.0)		341.0
Net income (loss) attributable to common shareholders	510.5		937.6
Capital expenditures	2,328.0		2,600.0
Segment Reporting Information, As at December 31
Total assets	34,244.0		31,234.0
Investments subject to significant influence	1,382.0		1,346.0
Goodwill	5,696.0		5,720.0		$ 5,835.0
Other long-term liabilities	868.0		781.0
Bear Swamp
Segment Reporting Information, As at December 31
Other long-term liabilities	104.0		118.0			$ 179.0
Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Total operating revenues	4,665.0		4,442.0
Fuel for generation and purchased power	1,763.0		1,420.0
Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,261.0		1,034.0
Fuel for generation and purchased power	472.0		293.0
Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	2,724.0		2,480.0
Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,501.0		1,494.0
Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	445.0		474.0
Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,280.0		1,058.0
Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	(157.0)		29.0
Other | Bear Swamp
Segment Reporting Information, As at December 31
Other long-term liabilities	104.0
Operating
Segment Reporting Information, For the year ended December 31
Total operating revenues	5,765.0		5,506.0
Operating | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	2,718.0		2,473.0
OM&G	536.0		552.0
Depreciation and amortization	469.0		455.0
Income (loss) from equity investments and subsidiaries	0.0		0.0
AFUDC - debt and equity	77.0		54.0
Interest expense, net	138.0		151.0
Internally allocated interest	0.0		0.0
Impairment charges			0.0
Income tax expense (recovery)	72.0		89.0
Net income (loss) attributable to common shareholders	462.0		501.0
Capital expenditures	1,331.0		1,361.0
Segment Reporting Information, As at December 31
Total assets	17,903.0		16,889.0
Investments subject to significant influence	0.0		0.0
Goodwill	4,436.0		4,455.0
Operating | Florida Electric Utility | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	894.0		574.0
Operating | Florida Electric Utility | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0		0.0
Operating | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,501.0		1,494.0
OM&G	291.0		282.0
Depreciation and amortization	246.0		236.0
Income (loss) from equity investments and subsidiaries	103.0		96.0
AFUDC - debt and equity	8.0		4.0
Interest expense, net	132.0		139.0
Internally allocated interest	0.0		0.0
Impairment charges			0.0
Income tax expense (recovery)	9.0		17.0
Net income (loss) attributable to common shareholders	241.0		221.0
Capital expenditures	366.0		338.0
Segment Reporting Information, As at December 31
Total assets	7,418.0		6,752.0
Investments subject to significant influence	1,215.0		1,176.0
Goodwill	0.0		0.0
Operating | Canadian Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	654.0		659.0
Operating | Canadian Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0		0.0
Operating | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	445.0		474.0
OM&G	140.0		151.0
Depreciation and amortization	58.0		71.0
Income (loss) from equity investments and subsidiaries	4.0		4.0
AFUDC - debt and equity	0.0		1.0
Interest expense, net	21.0		32.0
Internally allocated interest	0.0		0.0
Impairment charges			0.0
Income tax expense (recovery)	1.0		(8.0)
Net income (loss) attributable to common shareholders	21.0		35.0
Capital expenditures	111.0		148.0
Segment Reporting Information, As at December 31
Total assets	1,402.0		1,365.0
Investments subject to significant influence	44.0		41.0
Goodwill	68.0		68.0
Operating | Other Electric Utilities | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	218.0		194.0
Operating | Other Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0		0.0
Operating | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,276.0		1,051.0
OM&G	325.0		334.0
Depreciation and amortization	121.0		111.0
Income (loss) from equity investments and subsidiaries	20.0		20.0
AFUDC - debt and equity	7.0		9.0
Interest expense, net	51.0		56.0
Internally allocated interest	13.0		13.0
Impairment charges			0.0
Income tax expense (recovery)	62.0		51.0
Net income (loss) attributable to common shareholders	198.0		162.0
Capital expenditures	515.0		749.0
Segment Reporting Information, As at December 31
Total assets	6,666.0		6,067.0
Investments subject to significant influence	123.0		129.0
Goodwill	1,189.0		1,194.0
Operating | Gas Utilities and Infrastructure | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0		0.0
Operating | Gas Utilities and Infrastructure | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	472.0		293.0
Operating | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	(175.0)		14.0
OM&G	93.0		115.0
Depreciation and amortization	8.0		8.0
Income (loss) from equity investments and subsidiaries	16.0		29.0
AFUDC - debt and equity	0.0		0.0
Interest expense, net	269.0		301.0
Internally allocated interest	(13.0)		(13.0)
Impairment charges			(25.0)
Income tax expense (recovery)	(150.0)		192.0
Net income (loss) attributable to common shareholders	(412.0)		19.0
Capital expenditures	5.0		4.0
Segment Reporting Information, As at December 31
Total assets	2,034.0		1,234.0
Investments subject to significant influence	0.0		0.0
Goodwill	3.0		3.0
Operating | Other | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0		0.0
Operating | Other | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0		0.0
Intersegment Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(28.0)		(29.0)
OM&G	(16.0)		(15.0)
Depreciation and amortization	0.0		0.0
Income (loss) from equity investments and subsidiaries	0.0		0.0
AFUDC - debt and equity	0.0		0.0
Interest expense, net	0.0		0.0
Internally allocated interest	0.0		0.0
Impairment charges			0.0
Income tax expense (recovery)	0.0		0.0
Net income (loss) attributable to common shareholders	0.0		0.0
Capital expenditures	0.0		0.0
Segment Reporting Information, As at December 31
Total assets	(1,179.0)		(1,073.0)
Investments subject to significant influence	0.0		0.0
Goodwill	0.0		0.0
Intersegment Eliminations | Regulated | Electric Revenue
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	(3.0)		(7.0)
Intersegment Eliminations | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0		0.0
Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues		$ (28)		$ (29)
Eliminations | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	6.0		7.0
Eliminations | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0		0.0
Eliminations | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0		0.0
Eliminations | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	4.0		7.0
Eliminations | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 18.0		$ 15.0